Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous current liabilities [abstract]
?ccrued liabilities and other payables

	December 31,
	2024	2023
Accrued audit fees	77	122
Other accruals	1,834	1,393
Insurance deductibles	86	131
Other payables	159	117
Total	2,156	1,763